18 Taxes recoverable/payable (Tables)	12 Months Ended
Dec. 31, 2020
Taxes Recoverablepayable
Schedule of current tax assets
	December 31, 2020	December 31, 2019
Recoverable taxes
Income tax and social contribution	-	136,436
Withholding income tax (IRRF) on financial investments	4,391	1,359
Other federal taxes	18,281	3,471
Total	22,672	141,266

Schedule of current tax liabilities
	December 31, 2020	December 31, 2019
Taxes and contributions payable
Income tax and social contribution	69,041	-
Cofins and Pasep	92,601	94,027
INSS (social security contribution)	37,599	39,404
IRRF (withholding income tax)	21,287	69,932
Other	45,291	46,955
Total	266,819	250,318